Financial Risk Management - Summary of Outstanding Customer Finance Credit Exposure (Detail) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Outstanding Customer Finance [Abstract]
Fair value of customer finance credits	kr 5,370	kr 3,287
Financial guarantees for third-parties	6	6
Accrued interest	8	9
Maximum exposure to credit risk	5,384	3,302
Less third-party risk coverage	(298)	(94)
The Company's risk exposure, less third-party risk coverage	kr 5,086	kr 3,208